Commitments and contingent obligations (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Revenues to be Received on Committed Agreements
(a)	As of December 31, 2013, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2014	$714,681
2015	755,982
2016	731,411
2017	670,645
2018	654,960
Thereafter	2,533,145

$6,060,824

Schedule of Outstanding Commitments for Installment Payments for Vessels
(b)	As of December 31, 2013, based on the contractual delivery dates, the Company has outstanding commitments for installment payments for vessels under construction as follows:

2014	$476,420
2015	959,159
2016	168,747

$1,604,326

Schedule of Commitment Under Operating Leases
(c)	As of December 31, 2013, the commitment under operating leases is as follows:

2014	$6,856
2015	6,867
2016	6,885
2017	6,941
2018	6,645
Thereafter	17,408

$51,602